Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property and equipment, net is comprised of the following:
	June 30, 2024	December 31, 2023
Land	$259,793	$259,793
Unproved helium and CO2 properties	10,161,558	10,055,182
Proved helium and CO2 properties	2,117,359	2,099,508
Less: accumulated depletion	(151,545)	(65,978)
Total helium and CO2 properties, net	12,387,165	12,348,505

Plant	1,863,901	1,863,900
Other property and equipment	51,908	51,908
Less: accumulated depreciation	(103,803)	(61,312)
Total other property, plant and equipment, net	1,812,006	1,854,496
Total property, plant and equipment, net	$14,199,171	$14,203,001
Property and equipment, net is comprised of the following:
	December 31,
	2023	2022
Land	$259,793	$259,793
Unproved helium and CO2 properties	10,055,182	12,102,653
Proved helium and CO2 properties	2,099,508	—
Less: accumulated depletion	(65,978)	—
Total helium and CO2 properties, net	12,348,505	12,362,446

Plant	1,863,900	—
Other property and equipment	51,908	51,908
Less: accumulated depreciation	(61,312)	(13,695)
Total other property, plant and equipment, net	1,854,496	38,213
Total property, plant and equipment, net	$14,203,001	$12,400,659